Schedule of Components of Restricted Stock liabilities (Details) - The Arena Group Holdings Inc [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Restricted stock liabilities (before imputed interest)	$ 2,307	$ 3,801
Less imputed interest	(155)	(177)
Present value of restricted stock liabilities	2,152	3,624
Less payments during the years	(2,152)	(1,472)
Restricted stock liabilities at end of year (reflected in accrued expenses and other)		$ 2,152